RELATED PARTIES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Salary and profit sharing		R$ 35,547	R$ 61,088	R$ 67,814
Short-term benefits (1)	[1]	1,263	1,149	2,777
Private pension		834	1,189	1,323
Termination benefits		1,237	2,118	8,417
Share-based payment		27,210	29,198	17,397
Total remuneration and benefits paid to professionals		R$ 66,091	R$ 94,742	R$ 97,728

[1]	Comprises: medical assistance, educational expenses and others.